Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income/(loss)	$ (24,183)	$ (14,466)	$ 9,862
Adjustments to reconcile net income/(loss) to net cash generated from operating activities (note)
Depreciation of property and equipment	6,165	5,646	6,500
Amortization of intangible assets	2,223	12,149	38,741
Allowance for doubtful accounts		4	1,767
Loss on disposal of property and equipment	85	4
Gain from barter transactions		(409)	(4,428)
Share-based compensation	9,348	9,728	7,644
Decrease in fair value of warrants			(8,054)
Share of loss / (income) from equity investees	195	12	259
Investment income on short-term investments	(506)	(997)	(317)
Loss on exchange of warrants			405
Deemed disposal gain on long-term investments	(689)	(702)	(449)
Interest expense accrued on long-term payable	239	239	163
Deferred taxes	(954)	873	(1,856)
Deferred government grants	(3,473)	(1,969)	(2,059)
Changes in operating assets and liabilities:
Accounts receivable	(5,168)	1,395	4,699
Prepayments and other assets	13,947	3,815	(9,180)
Due from/to related parties	(1,180)	(70)	(168)
Accounts payable	15,855	301	2,569
Inventories	59	(526)
Deferred revenue	2,631	(294)	(2,643)
Income tax payable	147	153	(5)
Accrued liabilities and other payables	2,229	(1,122)	4,752
Net cash generated from operating activities	16,970	13,764	48,202
Cash flows from investing activities
Acquisition of property and equipment	(13,756)	(4,931)	(7,770)
Purchase of short-term investments	(209,034)	(222,157)	(330,471)
Proceeds from disposal of short-term investments	94,139	175,513	341,792
Proceeds from disposal of fixed assets	22	25
Proceeds from disposal of Kankan		16,687
Proceeds from disposal of long-term investments	3,670
Purchase of intangible assets	(121)	(11,894)	(38,056)
Acquisition of long-term investments	(33,233)	(8,330)	(2,359)
Acquisition of Kingsoft Cloud Storage business			(33,000)
Loans (to)/repayment of loan from employees	(22)	105	(767)
Repayment of advance from a shareholder			85
Net cash used in investing activities	(158,335)	(54,982)	(70,546)
Cash flows from financing activities
Repurchase of shares	(14,319)	(1,287)	(69,303)
Proceeds from initial public offering			93,881
Payment of initial public offering expenses			(3,504)
Prepayment for share repurchase plan	712	288	(1,000)
Governments grants received	2,508	1,055	856
Proceeds from exercise of vested share options	58	4,974	1,523
Initial public offering expenses reimbursement received			1,158
Net cash generated from/(used in) financing activities	(11,041)	5,030	333,268
Net increase/(decrease) in cash and cash equivalents	(152,406)	(36,188)	310,924
Cash and cash equivalents at beginning of year	361,777	404,275	93,906
Effect of exchange rates on cash and cash equivalents	(9,867)	(6,310)	(555)
Cash and cash equivalents at end of year	199,504	361,777	404,275
Supplemental disclosure of cash flow information
Income tax paid		82	241
Non cash investing and financing activities
Acquisition of property and equipment in form of other payables	(1,773)	4,468	240
Initial public offering expenses in form of other payables			712
Purchase of intangible assets in form of accounts payable		62	21,860
Acquisition of intangible assets in form of barter transactions			4,030
Deemed dividend to certain shareholders from repurchase of shares			14,926
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering			49,346
Deemed dividend to preferred shareholders upon initial public offering			32,807
Series D Preferred Stock [Member]
Adjustments to reconcile net income/(loss) to net cash generated from operating activities (note)
Loss on exchange of warrants			(405)
Non cash investing and financing activities
Deemed dividend to preferred shareholders			279
Accretion to preferred shares redemption value			1,870
Series E Preferred Shares [Member]
Cash flows from financing activities
Issuance of Series E preferred shares			275,314
Issuance of Series E warrants			34,686
Payment of Series E financing expenses			(343)
Non cash investing and financing activities
Accretion to preferred shares redemption value			12,754
Amortization of beneficial conversion feature of Series E			4,139
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering			49,346
Series C To One Series C [Member]
Non cash investing and financing activities
Contingent beneficial conversion feature			$ 57